Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	All equity awards to executive officers are discretionary and are approved by the Compensation Committee with a grant date determined at the time of approval. The Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Ponce Financial Group, Inc. granted stock options to certain of its executive officers in 2025, including Mr. Vaccaro, however, no stock options were granted to the named executive officers in the period beginning four business days before and ending one business day after the filing or furnishing of any Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information.
Award Timing Method	All equity awards to executive officers are discretionary and are approved by the Compensation Committee with a grant date determined at the time of approval. The Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Ponce Financial Group, Inc. granted stock options to certain of its executive officers in 2025, including Mr. Vaccaro, however, no stock options were granted to the named executive officers in the period beginning four business days before and ending one business day after the filing or furnishing of any Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information.